Fair Value Measurements (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) integer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Number of corporate bonds | integer	32
Unrealized gain on corporate bonds	$ 677
Realized gain on corporate bonds	298
Amortized cost of investments	74,932
Carrying amount of corporate bonds	75,609	$ 137,867	$ 165,212
Carrying amount of mortgage notes payable	89,964	88,925
Fair value of mortgage notes payable	96,187	$ 93,065
Fair Value, Measurements, Recurring [Member]
Assets measured at fair value	$ 75,609